UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  37 West 57th Street, Suite 702
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar            New York, New York         August 2, 2007
--------------------          ------------------         --------------------
     [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       119

Form 13F Information Table Value Total:  $ 52,694
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name and Form 13F file number of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                 Washington Asset Management, Ltd.
                                                          June 30, 2007


COLUMN 1                         COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                                                VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE  SHARED  NONE
3M CO                            COM                88579Y101    434      5,000   SH         SOLE       NONE      5,000
ABB LTD                          SPONSORED ADR      000375204    339     15,000   SH         SOLE       NONE     15,000
ALLIANZ SE                       SP ADR 1/10 SH     018805101    233     10,000   SH         SOLE       NONE     10,000
ALTRIA GROUP INC                 COM                02209S103    351      5,000   SH         SOLE       NONE      5,000
AMERICAN TOWER CORP              CL A               029912201    340      8,100   SH         SOLE       NONE      8,100
AMERON INTL INC                  COM                030710107    451      5,000   SH         SOLE       NONE      5,000
AMR CORP                         COM                001765106    733     27,800   SH         SOLE       NONE     27,800
ANADARKO PETE CORP               COM                032511107    244      4,700   SH         SOLE       NONE      4,700
ANDERSONS INC                    COM                034164103    272      6,000   SH         SOLE       NONE      6,000
ANHEUSER BUSCH COS INC           COM                035229103   1408     27,000   SH         SOLE       NONE     27,000
AT&T INC                         COM                00206R102    415     10,000   SH         SOLE       NONE     10,000
ATLAS ENERGY RESOURCES LLC       COM                049303100   1237     36,200   SH         SOLE       NONE     36,200
B A S F  A G                     SPONSORED ADR      055262505    625      3,000   SH         SOLE       NONE      3,000
B & G FOODS INC NEW              CL A               05508R106    279     21,100   SH         SOLE       NONE     21,100
BANK NEW YORK INC                COM                064057102    207      5,000   SH         SOLE       NONE      5,000
BAYER A G                        SPONSORED ADR      072730302    226      3,000   SH         SOLE       NONE      3,000
BEA SYS INC                      COM                073325102    138     10,100   SH         SOLE       NONE     10,100
BERKSHIRE HATHAWAY INC DEL       CL B               084670207    721        200   SH         SOLE       NONE        200
BOEING CO                        COM                097023105    481      5,000   SH         SOLE       NONE      5,000
BORG WARNER INC                  COM                099724106    430      5,000   SH         SOLE       NONE      5,000
BRUSH ENGINEERED MATLS INC       COM                117421107    336      8,000   SH         SOLE       NONE      8,000
CALGON CARBON CORP               COM                129603106    227     19,600   SH         SOLE       NONE     19,600
CANDELA CORP                     COM                136907102    116     10,000   SH         SOLE       NONE     10,000
CBS CORP NEW                     CL B               124857202    403     12,100   SH         SOLE       NONE     12,100
CENVEO INC                       COM                15670S105    763     32,900   SH         SOLE       NONE     32,900
CHESAPEAKE ENERGY CORP           COM                165167107    242      7,000   SH         SOLE       NONE      7,000
CIRCUIT CITY STORE INC           COM                172737108    234     15,500   SH         SOLE       NONE     15,500
CIRRUS LOGIC INC                 COM                172755100    291     35,000   SH         SOLE       NONE     35,000
CITIGROUP INC                    COM                172967101    615     12,000   SH         SOLE       NONE     12,000
CLEARWIRE CORP                   CL A               185385309    244     10,000   SH         SOLE       NONE     10,000
CNET NETWORKS INC                COM                12613R104    164     20,000   SH         SOLE       NONE     20,000
COCA COLA CO                     COM                191216100   1177     22,500   SH         SOLE       NONE     22,500
COLONIAL PPTYS TR                COM SH BEN INT     195872106    365     10,000   SH         SOLE       NONE     10,000
COMCAST CORP NEW                 CL A SPL           20030N200    909     32,500   SH         SOLE       NONE     32,500
CONOCOPHILLIPS                   COM                20825C104    628      8,000   SH         SOLE       NONE      8,000
CORNING INC                      COM                219350105    342     13,400   SH         SOLE       NONE     13,400
CVS CAREMARK CORPORATION         COM                126650100    292      8,000   SH         SOLE       NONE      8,000
CYPRESS SEMICONDUCTOR CORP       COM                232806109    233     10,000   SH         SOLE       NONE     10,000
CYTEC INDS INC                   COM                232820100    612      9,600   SH         SOLE       NONE      9,600
DEVON ENERGY CORP NEW            COM                25179M103    235      3,000   SH         SOLE       NONE      3,000
DJO INCORPORATED                 COM                23325G104    413     10,000   SH         SOLE       NONE     10,000
DOMTAR CORP                      COM                257559104    223     20,000   SH         SOLE       NONE     20,000
DOVER CORP                       COM                260003108    975     19,062   SH         SOLE       NONE     19,062
E TRADE FINANCIAL CORP           COM                269246104    265     12,000   SH         SOLE       NONE     12,000
EAGLE MATERIALS INC              COM                26969P108    245      5,000   SH         SOLE       NONE      5,000
ECHOSTAR COMMUNICATIONS NEW      CL A               278762109    321      7,400   SH         SOLE       NONE      7,400
EL PASO CORP                     COM                28336L109    345     20,000   SH         SOLE       NONE     20,000
ELECTRONICS FOR IMAGING INC      COM                286082102    226      8,000   SH         SOLE       NONE      8,000
EMPLOYERS HOLDINGS INC           COM                292218104    210      9,900   SH         SOLE       NONE      9,900
EXIDE TECHNOLOGIES               COM NEW            302051206    111     11,965   SH         SOLE       NONE     11,965
GENERAL ELECTRIC CO              COM                369604103   1819     47,506   SH         SOLE       NONE     47,506
GLOBALSANTAFE CORP               SHS                G3930E101    361      5,000   SH         SOLE       NONE      5,000
GRAFTECH INTL LTD                COM                384313102    207     12,300   SH         SOLE       NONE     12,300
GREAT LAKES DREDGE & DOCK CORP   COM                390607109    190     20,000   SH         SOLE       NONE     20,000
HEXCEL CORP NEW                  COM                428291108    883     41,900   SH         SOLE       NONE     41,900
HONEYWELL INTL INC               COM                438516106    563     10,000   SH         SOLE       NONE     10,000
INGERSOLL-RAND COMPANY LTD       CL A               G4776G101    548     10,000   SH         SOLE       NONE     10,000
INNOSPEC INC                     COM                45768S105    385      6,500   SH         SOLE       NONE      6,500
INSTEEL INDUSTRIES INC           COM                45774W108    324     18,000   SH         SOLE       NONE     18,000
INTEGRATED ELECTRICAL SVC        COM                45811E305    245      7,418   SH         SOLE       NONE      7,418
INTERNATIONAL BUSINESS MACHS     COM                459200101    526      5,000   SH         SOLE       NONE      5,000
INVESCO PLC                      SPONSORED ADR      46127U104    388     15,000   SH         SOLE       NONE     15,000
KAPSTONE PAPER & PACKAGING C     COM                48562P103    702     92,500   SH         SOLE       NONE     92,500
KBR INC                          COM                48242W106    454     17,300   SH         SOLE       NONE     17,300
KINDER MORGAN MANAGEMENT LLC     SHS                49455U100    260      5,000   SH         SOLE       NONE      5,000
KRAFT FOODS INC                  CL A               50075N104    423     12,000   SH         SOLE       NONE     12,000
LEGG MASON INC                   COM                524901105    492      5,000   SH         SOLE       NONE      5,000
LENNOX INTL INC                  COM                526107107    342     10,000   SH         SOLE       NONE     10,000
LEVEL 3 COMMUNICATIONS INC       COM                52729N100    146     25,000   SH         SOLE       NONE     25,000
LOEWS CORP                       COM                540424108    718     14,077   SH         SOLE       NONE     14,077
MARSH & MCLENNAN COS INC         COM                571748102    371     12,000   SH         SOLE       NONE     12,000
MASTEC INC                       COM                576323109    340     21,500   SH         SOLE       NONE     21,500
MCDERMOTT INTL INC               COM                580037109    748      9,000   SH         SOLE       NONE      9,000
MCDONALDS CORP                   COM                580135101    924     18,200   SH         SOLE       NONE     18,200
MEADWESTVACO CORP                COM                583334107    615     17,400   SH         SOLE       NONE     17,400
METRETEK TECHNOLOGIES INC        COM                59159Q107    340     22,000   SH         SOLE       NONE     22,000
MICROSOFT CORP                   COM                594918104    442     15,000   SH         SOLE       NONE     15,000
MOTOROLA INC                     COM                620076109    177     10,000   SH         SOLE       NONE     10,000
MURPHY OIL CORP                  COM                626717102    357      6,000   SH         SOLE       NONE      6,000
NALCO HOLDING COMPANY            COM                62985Q101    305     11,100   SH         SOLE       NONE     11,100
NORTH AMERN PALLADIUM LTD        COM                656912102    143     15,000   SH         SOLE       NONE     15,000
NYSE EURONEXT                    COM                629491101    221      3,000   SH         SOLE       NONE      3,000
OLD REP INTL CORP                COM                680223104    765     36,000   SH         SOLE       NONE     36,000
OLIN CORP                        COM PAR $1         680665205    462     22,000   SH         SOLE       NONE     22,000
OSHKOSH TRUCK CORP               COM                688239201    296      4,700   SH         SOLE       NONE      4,700
PATTERSON COMPANIES INC          COM                703395103    291      7,800   SH         SOLE       NONE      7,800
PEABODY ENERGY CORP              COM                704549104    242      5,000   SH         SOLE       NONE      5,000
PHARMACEUTICAL HLDRS TR          DEPOSITRY RCPT     71712A206   1184     14,500   SH         SOLE       NONE     14,500
PIKE ELEC CORP                   COM                721283109    360     16,100   SH         SOLE       NONE     16,100
PIONEER COS INC                  COM NEW            723643300    344     10,000   SH         SOLE       NONE     10,000
PLUM CREEK TIMBER CO INC         COM                729251108    333      8,000   SH         SOLE       NONE      8,000
POTLATCH CORP NEW                COM                737630103    431     10,000   SH         SOLE       NONE     10,000
QUALCOMM INC                     COM                747525103    217      5,000   SH         SOLE       NONE      5,000
QUANTA SVCS INC                  COM                74762E102    506     16,500   SH         SOLE       NONE     16,500
RTI INTL METALS INC              COM                74973W107    301      4,000   SH         SOLE       NONE      4,000
SAFETY INS GROUP INC             COM                78648T100    609     14,700   SH         SOLE       NONE     14,700
SANDISK CORP                     COM                80004C101    245      5,000   SH         SOLE       NONE      5,000
SGL CARBON AG                    SPONSORED ADR      784188203    136     10,000   SH         SOLE       NONE     10,000
SHAW GROUP INC                   COM                820280105   1412     30,500   SH         SOLE       NONE     30,500
SONUS NETWORKS INC               COM                835916107    213     25,000   SH         SOLE       NONE     25,000
SPECTRA ENERGY CORP              COM                847560109    260     10,000   SH         SOLE       NONE     10,000
TD AMERITRADE HLDG CORP          COM                87236Y108    300     15,000   SH         SOLE       NONE     15,000
TENNECO INC                      COM                880349105    442     12,600   SH         SOLE       NONE     12,600
TETRA TECH INC NEW               COM                88162G103    431     20,000   SH         SOLE       NONE     20,000
THERMO FISHER SCIENTIFIC INC     COM                883556102    414      8,000   SH         SOLE       NONE      8,000
TRC COS INC                      COM                872625108    194     13,050   SH         SOLE       NONE     13,050
TRINITY INDS INC                 COM                896522109   1080     24,800   SH         SOLE       NONE     24,800
UAL CORP                         COM NEW            902549807    244      6,000   SH         SOLE       NONE      6,000
PROSHARES TR                     ULTRASHORT QQQ     74347R875    227      4,974   SH         SOLE       NONE      4,974
PROSHARES TR                     ULTRASHT SP500     74347R883    343      6,500   SH         SOLE       NONE      6,500
UNITED TECHNOLOGIES CORP         COM                913017109   1490     21,000   SH         SOLE       NONE     21,000
UNUM GROUP                       COM                91529Y106    261     10,000   SH         SOLE       NONE     10,000
URS CORP NEW                     COM                903236107    442      9,100   SH         SOLE       NONE      9,100
VIACOM INC NEW                   CL B               92553P201    208      5,000   SH         SOLE       NONE      5,000
WALGREEN CO                      COM                931422109    218      5,000   SH         SOLE       NONE      5,000
WAL MART STORES INC              COM                931142103    577     12,000   SH         SOLE       NONE     12,000
WELLS FARGO & CO NEW             COM                949746101    246      7,000   SH         SOLE       NONE      7,000
WENDYS INTL INC                  COM                950590109    441     12,000   SH         SOLE       NONE     12,000
WILLIAMS COS INC DEL             COM                969457100    253      8,000   SH         SOLE       NONE      8,000







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